Investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
Schedule of Investments
	Equity securities without readily	Equity	Held-to-	Available for
	determinable	method	maturity	sale
	fair value	investments	investment	investment	Total
	RMB	RMB	RMB	RMB	RMB
Balance at December 31, 2021	631,393	58,033	38,000	—	727,426
Additions	—	3,000	14,207	—	17,207
Disposals	—	(54,738)	(38,000)	—	(92,738)
Share of income in equity method investments	—	19,432	—	—	19,432
Impairment charges	(164,161)	(3,452)	(14,207)	—	(181,820)
Impact of accounting method changes	(390,019)	390,019	—	—	—
Impact of exchange rate	25,297	15,403	—	—	40,700
Balance at December 31, 2022	102,510	427,697	—	—	530,207
Additions	—	—	470,000	35,968	505,968
Disposal	—	—	(1,056)	—	(1,056)
Adjustment of interest on held-to-maturity investments	—	—	40,448	—	40,448
Accumulated other comprehensive income	—	—	—	(883)	(883)
Share of income in equity method investments	—	19,280	—	—	19,280
Impairment charges	(28,983)	—	—	—	(28,983)
Impact of accounting method changes	—	—	—	—	—
Impact of exchange rate	752	1,711	—	—	2,463
Balance at December 31, 2023	74,279	448,688	509,392	35,085	1,067,444
Additions	—	—	100,000	25,548	125,548
Disposal	—	(24,946)	(333,710)	—	(358,656)
Adjustment of interest on held-to-maturity investments	—	—	11,713	—	11,713
Accumulated other comprehensive income	—	—	—	388	388
Share of income in equity method investments	—	37,157	—	—	37,157
Impairment charges	(5,000)	—	—	—	(5,000)
Impact of accounting method changes	—	—	—	—	—
Impact of exchange rate	—	—	—	1,010	1,010
Balance at December 31, 2024	69,279	460,899	287,395	62,031	879,604

Schedule of Equity Securities without Readily Determinable Fair Value

The following table sets forth the Group’s equity securities without readily determinable fair value:

	December 31,	December 31,
	2023	2024
	RMB	RMB
EZhou Rural Commercial Bank (i)	40,000	40,000
Ningbo Weilie investment management partnership (limited partnership) (“Ningbo Weilie”) (ii)	20,000	20,000
Others	14,279	9,279
Total	74,279	69,279

(i)	In December 2017, the Group purchased an 2.0% equity interest in EZhou Rural Commercial Bank for cash consideration of RMB40,000. No impairment existed at December 31, 2023,2024. Ezhou Rural Commercial Bank has been consistently profitable in the past three years.
(ii)	In December 2017, the Group purchased an 8.50% equity interest in Ningbo Weilie for cash consideration of RMB20,000. No impairment existed at December 31, 2023 and December 31, 2024, and there was no observable price changes for the year ended December 31, 2022, 2023 and 2024.

Schedule of Equity Method Investments

Equity method investments

	December 31, 2023	December 31, 2024
	RMB	RMB
PT.TIRTA Finance(i)	24,946	—
Hubei Consumption Financial Company (“Hubei Consumption”) (ii)	420,697	459,213
Others	3,045	1,686
Total	448,688	460,899

(i)	In June 2021, the Group sold 40% of PT.TIRTA Finance to Trusty Cars Pte. Ltd (a third party) and 5% of PT.TIRTA Finance to PT SAHABAT MITRA (a third party), and therefore deconsolidated PT.TIRTA Finance and recorded a loss of RMB582. The fair value on the day of disposal was RMB 49,927 using the asset-based method based on various assumptions, e.g. Fair market, going concern, policy stability, etc. In May 2024, the Group sold 40% of PT.TIRTA Finance to Trusty Cars Pte. Ltd (a third party) and recorded a loss of RMB8,306.

(ii)	In December 2019, the Group paid RMB361,100 in cash in exchange for a 24.5% equity interest in Hubei Consumption. No impairment existed at December 31, 2023 and December 31, 2024, and there were no observable price changes for the year ended December 31, 2024. Equity income of Hubei Consumption for the years ended December 31, 2022, 2023 and 2024 were RMB28,919, RMB30,678, and RMB38,516, respectively.